SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended
	Sep. 30, 2011 Pactera Financial Solutions Ordinary Nonvested Share Awards VanceInfo	Oct. 05, 2012 Echo Lane arbitration item	Dec. 31, 2012 ADS	Apr. 08, 2013 Subsequent event ADS
SUBSEQUENT EVENTS
Shares authorized under repurchase program			$ 30,000
Period over which shares will be repurchased under the repurchase program			12 months
Shares repurchased				4,643,359
Total consideration for repurchase of shares				$ 30,000
Number of former employees who filed an action		2
Nonvested shares granted to key employees (as a percent)	33.30%
Nonvested shares granted to key employees	1,000,000